UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 29, 2002

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Richard B. Nye
Address:  477 Madison Avenue, 16th Floor
          New York, NY  10022

13 File Number: 28-1709

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard B. Nye
Title:
Phone:
Signature, Place and Date of Signing:

    Richard B. Nye  May  3, 2002

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    79820

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ALBERTA ENERGY CO CA D COM NPV COMMON STOCK     012873105     9702   221000 SH       SOLE                 221000        0        0
D AMER INTL GROUP INC COM        COMMON STOCK     026874107     4575    63421 SH       SOLE                  63421        0        0
D AT&T CORP COM                  COMMON STOCK     001957109     1359    86575 SH       SOLE                  86575        0        0
D BARRICK GOLD CORP COM          COMMON STOCK     067901108      915    49299 SH       SOLE                  49299        0        0
D BP PLC ADRC SPONS ADR          ADRS STOCKS      055622104    12142   228669 SH       SOLE                 228669        0        0
D CALIFORNIA FED BANK SCLP       COMMON STOCK     130209703       47    55869 SH       SOLE                  55869        0        0
D CHEVRON TEXACO CORP (EX CHEVRO COMMON STOCK     166764100     7318    81072 SH       SOLE                  81072        0        0
D EASTMAN KODAK CO COM  USD2.5   OPTIONS - CALLS  2774610DG     3117   100000 SH  CALL SOLE                 100000        0        0
D FIRST ENERGY CORP COM          COMMON STOCK     337932107     2577    74534 SH       SOLE                  74534        0        0
D IMMUNEX CORP NEW COM           COMMON STOCK     452528102     4494   148529 SH       SOLE                 148529        0        0
D JOHNSON & JOHNSON COM          COMMON STOCK     478160104     8128   125136 SH       SOLE                 125136        0        0
D KMART FINANCING I TR 7.75% CON PRFD STK (CONVRT 498778208      515    50989 SH       SOLE                  50989        0        0
D PFIZER INC COM                 COMMON STOCK     717081103     6630   166831 SH       SOLE                 166831        0        0
D STORAGE USA INC COM            COMMON STOCK     861907103     8092   190000 SH       SOLE                 190000        0        0
D TRAVELOCITY.COM CASH MERGER    COMMON STOCK     893953109    10209   365000 SH       SOLE                 365000        0        0
S REPORT SUMMARY                 15 DATA RECORDS               79820        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED